Parent Company Financial Information - Schedule of Condensed Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net income	$ 6,034	$ 7,524	$ 10,397	$ 9,126	$ 13,558	$ 19,523	$ 44,013	$ 36,165	$ 26,499
Adjustments to reconcile net income to net cash provided by operating activities:
Share based compensation		581		506	1,188	999	2,000	283	146
Deferred income taxes		(1,234)		(214)	(1,560)	611	1,397	(1,659)	(3,830)
Net change in other assets		(1,235)		4,027	2,750	(968)	501	2,581	(2,334)
Net cash flows provided by operating activities		10,926		14,195	22,864	30,972	61,057	54,952	23,190
Cash Flows from Investing Activities
Net cash (used in) provided by investing activities		(30,997)		(18,193)	24,688	(69,674)	(127,563)	(384,278)	(405,738)
Cash Flows from Financing Activities
Dividends paid		(3,936)		(3,935)	(7,872)	(7,871)	(15,742)	(14,871)	(14,905)
Net cash flows provided by (used in) financing activities		86,715		(13,745)	(17,048)	54,154	39,438	177,985	527,505
Increase (decrease) in cash and cash equivalents		66,644		(17,743)	30,504	15,452	(27,068)	(151,341)	144,957
Beginning of period	116,939	50,295		77,363	50,295	77,363	77,363	228,704	83,747
End of period	$ 80,799	116,939	$ 92,815		80,799	92,815	50,295	77,363	$ 228,704
Burke & Herbert Financial Services Corp.
Cash Flows from Operating Activities
Net income							44,013
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries							(38,862)
Share based compensation							481
Deferred income taxes							(105)
Net change in other assets							513
Net change in other liabilities							(104)
Net cash flows provided by operating activities							5,936
Cash Flows from Financing Activities
Dividends paid							(3,936)
Net cash flows provided by (used in) financing activities							(3,936)
Increase (decrease) in cash and cash equivalents							2,000
Beginning of period		$ 2,000		$ 0	$ 2,000	$ 0	0
End of period							$ 2,000	$ 0